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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-05685

Williamsburg Investment Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP             One Post Office Square           Boston, MA 02109

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         March 31, 2012

Date of reporting period:       June 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Consumer Discretionary - 12.4%
CarMax, Inc. (a)	117,605	$3,889,197
Discovery Communications, Inc. - Class C (a)	68,280	2,495,634
Dollar Tree, Inc. (a)	28,310	1,886,012
Ford Motor Company (a)	149,188	2,057,303
Lowe's Companies, Inc.	122,339	2,851,722
McDonald's Corporation	28,322	2,388,111
NVR, Inc. (a)	3,042	2,206,910
Walt Disney Company (The)	69,182	2,700,865
		20,475,754
Consumer Staples - 8.2%
Anheuser-Busch InBev SA/NV - ADR	34,973	2,028,784
PepsiCo, Inc.	44,711	3,148,996
Procter & Gamble Company (The)	36,864	2,343,444
SABMiller plc - ADR	83,984	3,107,408
Wal-Mart Stores, Inc.	53,616	2,849,154
		13,477,786
Energy - 11.6%
Chevron Corporation	35,512	3,652,054
EOG Resources, Inc.	23,520	2,459,016
Exxon Mobil Corporation	53,376	4,343,739
Occidental Petroleum Corporation	28,061	2,919,466
Schlumberger Ltd.	43,123	3,725,827
Transocean Ltd.	31,383	2,026,087
		19,126,189
Financials - 13.3%
Bank of America Corporation	137,638	1,508,512
Berkshire Hathaway, Inc. - Class B (a)	32,791	2,537,696
Brookfield Asset Management, Inc. - Class A	121,720	4,037,452
Capital One Financial Corporation	50,242	2,596,004
JPMorgan Chase & Company	52,773	2,160,527
Markel Corporation (a)	9,007	3,574,068
T. Rowe Price Group, Inc.	43,980	2,653,753
Wells Fargo & Company	101,178	2,839,055
		21,907,067
Health Care - 11.0%
Becton, Dickinson and Company	32,591	2,808,367
Johnson & Johnson	43,748	2,910,117
Laboratory Corporation of America Holdings (a)	29,860	2,890,149
Medco Health Solutions, Inc. (a)	28,745	1,624,668

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.7% (Continued)	Shares	Value
Health Care - 11.0% (Continued)
Merck & Company, Inc.	64,732	$2,284,392
Novo Nordisk A/S	19,868	2,489,063
WellPoint, Inc.	38,942	3,067,461
		18,074,217
Industrials - 12.3%
Boeing Company (The)	33,120	2,448,561
Caterpillar, Inc.	19,934	2,122,174
Danaher Corporation	67,740	3,589,542
General Dynamics Corporation	42,669	3,179,694
Illinois Tool Works, Inc.	43,441	2,453,982
Stanley Black & Decker, Inc.	38,295	2,759,155
United Technologies Corporation	40,794	3,610,677
		20,163,785
Information Technology - 19.4%
Accenture plc - Class A	53,461	3,230,114
Apple, Inc. (a)	9,388	3,151,270
Automatic Data Processing, Inc.	48,030	2,530,221
Check Point Software Technologies Ltd. (a)	52,159	2,965,239
Fiserv, Inc. (a)	52,053	3,260,079
Google, Inc. - Class A (a)	4,064	2,057,928
Intel Corporation	106,681	2,364,051
International Business Machines Corporation	20,968	3,597,061
Microsoft Corporation	100,633	2,616,458
QUALCOMM, Inc.	71,533	4,062,359
Visa, Inc. - Class A	25,690	2,164,639
		31,999,419
Materials - 5.5%
Albemarle Corporation	52,752	3,650,438
International Flavors & Fragrances, Inc.	40,794	2,620,607
Praxair, Inc.	25,118	2,722,540
		8,993,585
Telecommunication Services - 4.0%
American Tower Corporation - Class A (a)	63,674	3,332,061
Millicom International Cellular S.A.	30,747	3,190,001
		6,522,062

Total Common Stocks (Cost $124,768,588)		$160,739,864

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.6%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $4,259,983)	4,259,983	$4,259,983

Total Investments at Value - 100.3% (Cost $129,028,571)		$164,999,847

Liabilities in Excess of Other Assets - (0.3%)		(439,754)

Net Assets - 100.0%		$164,560,093

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

THE DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Consumer Discretionary - 8.6%
Home Depot, Inc. (The)	31,915	$1,155,962
Leggett & Platt, Inc.	46,760	1,140,009
McDonald's Corporation	15,485	1,305,695
VF Corporation	13,870	1,505,727
		5,107,393
Consumer Staples - 15.5%
Altria Group, Inc.	51,341	1,355,916
Anheuser-Busch InBev SA/NV - ADR	20,400	1,183,404
Coca-Cola Company (The)	18,780	1,263,706
Diageo plc - ADR	14,345	1,174,425
H.J. Heinz Company	15,755	839,426
Philip Morris International, Inc.	19,555	1,305,687
Procter & Gamble Company (The)	15,485	984,382
Sysco Corporation	34,300	1,069,474
		9,176,420
Energy - 13.2%
Chevron Corporation	13,961	1,435,749
ConocoPhillips	14,920	1,121,835
Encana Corporation	36,005	1,108,594
Exxon Mobil Corporation	15,335	1,247,963
Royal Dutch Shell plc - Class A - ADR	23,815	1,708,726
Spectra Energy Corporation	42,805	1,173,285
		7,796,152
Financials - 16.1%
Bank of America Corporation	56,790	622,418
Fidelity National Financial, Inc. - Class A	57,150	899,541
JPMorgan Chase & Company	26,870	1,100,058
Plum Creek Timber Company, Inc.	31,835	1,290,591
Royal Bank of Canada	12,855	733,121
Travelers Companies, Inc. (The)	18,900	1,103,382
Walter Investment Management Corporation	44,450	986,346
Wells Fargo & Company	51,490	1,444,809
Willis Group Holdings plc	33,486	1,376,609
		9,556,875
Health Care - 7.8%
Abbott Laboratories	16,625	874,807
GlaxoSmithKline plc - ADR	34,250	1,469,325
Johnson & Johnson	18,780	1,249,246

THE DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Health Care - 7.8% (Continued)
Merck & Company, Inc.	28,245	$996,766
		4,590,144
Industrials - 15.6%
3M Company	12,460	1,181,831
General Dynamics Corporation	16,475	1,227,717
General Electric Company	61,680	1,163,285
Illinois Tool Works, Inc.	16,625	939,146
Norfolk Southern Corporation	17,850	1,337,500
Raytheon Company	22,940	1,143,559
Waste Management, Inc.	28,545	1,063,872
Watsco, Inc.	16,920	1,150,391
		9,207,301
Information Technology - 5.9%
Automatic Data Processing, Inc.	23,155	1,219,805
Intel Corporation	52,235	1,157,528
Microsoft Corporation	42,380	1,101,880
		3,479,213
Materials - 2.1%
E.I. du Pont de Nemours and Company	22,555	1,219,098

Telecommunication Services - 4.1%
Telefonica S.A. - ADR	48,490	1,187,520
Vodafone Group plc - ADR	45,855	1,225,246
		2,412,766
Utilities - 2.1%
Dominion Resources, Inc.	25,520	1,231,850

Total Common Stocks (Cost $51,967,207)		$53,777,212

CLOSED-END FUNDS - 2.6%	Shares	Value
Tortoise Energy Infrastructure Corporation (Cost $1,572,531)	40,330	$1,532,943

THE DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (a) (Cost $1,489,726)	1,489,726	$1,489,726

Total Investments at Value - 96.1% (Cost $55,029,464)		$56,799,881

Other Assets in Excess of Liabilities - 3.9%		2,333,593

Net Assets - 100.0%		$59,133,474

ADR	- American Depositary Receipt.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

THE DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

COMMON STOCKS - 91.0%	Shares	Value
Consumer Discretionary - 24.8%
Brookfield Residential Properties, Inc. (a)	57,685	$572,235
CarMax, Inc. (a)	56,995	1,884,825
Expedia, Inc.	43,765	1,268,747
Hanesbrands, Inc. (a)	49,485	1,412,797
Lamar Advertising Company - Class A (a)	45,745	1,252,041
NVR, Inc. (a)	1,007	730,558
O'Reilly Automotive, Inc. (a)	20,604	1,349,768
Penn National Gaming, Inc. (a)	44,220	1,783,835
		10,254,806
Consumer Staples - 3.3%
Church & Dwight Company, Inc.	22,190	899,583
Omega Protein Corporation (a)	32,495	448,431
		1,348,014
Energy - 4.2%
Plains Exploration & Production Company (a)	24,090	918,311
Ultra Petroleum Corporation (a)	17,665	809,057
		1,727,368
Financials - 13.7%
Brookfield Asset Management, Inc. - Class A	26,610	882,654
Fidelity National Financial, Inc. - Class A	84,850	1,335,539
Markel Corporation (a)	3,535	1,402,723
Safety Insurance Group, Inc.	25,235	1,060,879
Walter Investment Management Corporation	44,735	992,670
		5,674,465
Health Care - 3.7%
Henry Schein, Inc. (a)	11,375	814,336
Laboratory Corporation of America Holdings (a)	7,395	715,762
		1,530,098
Industrials - 13.8%
Acacia Research Corporation (a)	40,085	1,470,719
Babcock & Wilcox Company (a)	28,429	787,767
Cooper Industries plc - Class A	14,055	838,662
Republic Services, Inc.	28,390	875,831
Rockwell Collins, Inc.	15,515	957,120
Watsco, Inc.	11,535	784,265
		5,714,364
Information Technology - 11.9%
Check Point Software Technologies Ltd. (a)	15,990	909,032
CoreLogic, Inc. (a)	53,380	891,980

THE DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.0% (Continued)	Shares	Value
Information Technology - 11.9% (Continued)
Fiserv, Inc. (a)	15,250	$955,107
Intuit, Inc. (a)	18,755	972,634
NCR Corporation (a)	62,976	1,189,617
		4,918,370
Materials - 4.9%
Albemarle Corporation	11,200	775,040
NewMarket Corporation	7,450	1,271,789
		2,046,829
Telecommunication Services - 8.7%
American Tower Corporation - Class A (a)	17,010	890,133
Millicom International Cellular S.A.	13,055	1,354,456
Sprint Nextel Corporation (a)	254,655	1,372,591
		3,617,180
Utilities - 2.0%
ITC Holdings Corporation	11,445	821,408

Total Common Stocks (Cost $35,513,749)		$37,652,902

MONEY MARKET FUNDS - 2.3%	Shares	Value
First American Treasury Obligations Fund - Class Z, 0.00% (b) (Cost $936,058)	936,058	$936,058

Total Investments at Value - 93.3% (Cost $36,449,807)		$38,588,960

Other Assets in Excess of Liabilities - 6.7%		2,792,507

Net Assets - 100.0%		$41,381,467

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2011 (Unaudited)

1.	Securities Valuation

The portfolio securities of Davenport Core Fund, Davenport Value & Income Fund and Davenport Equity Opportunities Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.  Money market funds have been determined to be represented at amortized cost which approximates fair value, absent unusual circumstances.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2011 by security type:

	Level 1	Level 2	Level 3	Total
Davenport Core Fund:
Common Stocks	$160,739,864	$-	$-	$160,739,864
Money Market Funds	4,259,983	-	-	4,259,983
Total	$164,999,847	$-	$-	$164,999,847

Davenport Value & Income Fund:
Common Stocks	$53,777,212	$-	$-	$53,777,212
Closed-End Funds	1,532,943	-	-	1,532,943
Money Market Funds	1,489,726	-	-	1,489,726
Total	$56,799,881	$-	$-	$56,799,881

Davenport Equity Opportunities Fund:
Common Stocks	$37,652,902	$-	$-	$37,652,902
Money Market Funds	936,058	-	-	936,058
Total	$38,588,960	$-	$-	$38,588,960

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 inputs by sector type.  During the quarter ended June 30, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds as of or during the quarter ended June 30, 2011.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE DAVENPORT FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2011:

	Davenport Core Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund

Cost of portfolio investments	$129,368,513	$55,029,464	$36,449,807

Gross unrealized appreciation	$38,044,059	$2,703,005	$2,940,988
Gross unrealized depreciation	(2,412,725)	(932,588)	(801,835)

Net unrealized appreciation	$35,631,334	$1,770,417	$2,139,153

The difference between the federal income tax cost and the Schedule of Investments cost for Davenport Core Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

COMMON STOCKS - 96.0%	Shares	Value
Consumer Discretionary - 12.6%
H&R Block, Inc. (a)	44,700	$716,988
KB Home	23,000	224,940
Kohl's Corporation	8,000	400,080
Macy's, Inc.	20,800	608,192
McGraw-Hill Companies, Inc. (The)	14,000	586,740
Whirlpool Corporation	8,600	699,352
		3,236,292
Consumer Staples - 11.9%
Avon Products, Inc.	15,000	420,000
CVS Caremark Corporation	15,000	563,700
Kimberly-Clark Corporation	11,500	765,440
SUPERVALU, Inc.	52,000	489,320
Walgreen Company	13,300	564,718
Wal-Mart Stores, Inc.	4,900	260,386
		3,063,564
Energy - 8.1%
Chevron Corporation	4,000	411,360
Devon Energy Corporation (a)	12,000	945,720
Royal Dutch Shell plc - Class A - ADR	10,000	711,300
		2,068,380
Financials - 19.0%
Bank of America Corporation	63,000	690,480
Bank of New York Mellon Corporation (The)	18,000	461,160
Comerica, Inc.	7,000	241,990
First American Financial Corporation	4,000	62,600
JPMorgan Chase & Company	30,000	1,228,200
Lincoln National Corporation	23,000	655,270
MetLife, Inc.	9,900	434,313
Travelers Companies, Inc. (The) (a)	9,501	554,669
Willis Group Holdings plc	13,500	554,985
		4,883,667
Health Care - 6.9%
Johnson & Johnson	12,500	831,500
Merck & Company, Inc.	4,700	165,863
Pfizer, Inc.	30,000	618,000
WellPoint, Inc. (a)	2,000	157,540
		1,772,903
Industrials - 14.0%
Avery Dennison Corporation	16,700	645,121
FedEx Corporation	4,600	436,310

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.0% (Continued)	Shares	Value
Industrials - 14.0% (Continued)
General Electric Company	15,100	$284,786
Huntington Ingalls Industries, Inc. (b)	666	22,977
Ingersoll-Rand plc	12,200	554,002
Koninklijke Philips Electronics N.V. - ADR	17,306	444,418
Lockheed Martin Corporation	7,900	639,663
Masco Corporation	24,400	293,532
Northrop Grumman Corporation	4,000	277,400
		3,598,209
Information Technology - 19.2%
Cisco Systems, Inc.	45,000	702,450
Computer Sciences Corporation (a)	20,000	759,200
Dell, Inc. (b)	35,000	583,450
Flextronics International Ltd. (b)	82,000	526,440
Hewlett-Packard Company	24,000	873,600
International Business Machines Corporation (a)	1,000	171,550
Microsoft Corporation	20,000	520,000
Western Union Company (The) (a)	39,000	781,170
		4,917,860
Materials - 4.3%
Martin Marietta Materials, Inc.	4,800	383,856
Sealed Air Corporation	30,000	713,700
		1,097,556

Total Common Stocks (Cost $21,127,098)		$24,638,431

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $1,060,136)	1,060,136	$1,060,136

Total Investments at Value - 100.1% (Cost $22,187,234)		$25,698,567

Liabilities in Excess of Other Assets - (0.1%)		(24,244)

Net Assets - 100.0%		$25,674,323

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2011 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Computer Sciences Corporation,
01/21/2012 at $60	40	$1,000	$14,679
Devon Energy Corporation,
01/21/2012 at $100	20	1,620	9,240
H&R Block, Inc.,
10/22/2011 at $17	100	9,000	14,698
International Business Machines Corporation,
01/21/2012 at $175	10	7,400	6,320
Travelers Companies, Inc. (The),
07/16/2011 at $60	25	500	5,924
Travelers Companies, Inc. (The),
01/21/2012 at $65	35	3,150	10,744
WellPoint, Inc.,
09/17/2011 at $70	20	19,800	8,140
Western Union Company (The),
08/20/2011 at $22	120	1,200	12,914
		$43,670	$82,659

See accompanying notes to Schedules of Investments.

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

COMMON STOCKS - 73.1%	Shares	Value
Consumer Discretionary - 8.1%
H&R Block, Inc. (a)	53,000	$850,120
KB Home	26,000	254,280
Kohl's Corporation	7,500	375,075
Macy's, Inc.	23,000	672,520
McGraw-Hill Companies, Inc. (The)	16,000	670,560
Whirlpool Corporation	10,000	813,200
		3,635,755
Consumer Staples - 8.6%
Avon Products, Inc.	17,000	476,000
CVS Caremark Corporation	18,000	676,440
Kimberly-Clark Corporation	12,300	818,688
Philip Morris International, Inc.	6,500	434,005
SUPERVALU, Inc.	54,000	508,140
Walgreen Company	15,000	636,900
Wal-Mart Stores, Inc.	5,500	292,270
		3,842,443
Energy - 7.5%
Chevron Corporation	5,000	514,200
ConocoPhillips (a)	12,500	939,875
Devon Energy Corporation (a)	15,000	1,182,150
Royal Dutch Shell plc - Class A - ADR	10,000	711,300
		3,347,525
Financials - 12.7%
Bank of America Corporation	69,000	756,240
Bank of New York Mellon Corporation (The)	21,000	538,020
Comerica, Inc.	15,000	518,550
First American Financial Corporation	9,000	140,850
JPMorgan Chase & Company	31,000	1,269,140
Lincoln National Corporation	25,000	712,250
MetLife, Inc.	11,000	482,570
Travelers Companies, Inc. (The) (a)	11,000	642,180
Willis Group Holdings plc	15,000	616,650
		5,676,450
Health Care - 5.1%
Johnson & Johnson	14,000	931,280
Merck & Company, Inc.	15,600	550,524
Pfizer, Inc.	31,000	638,600
WellPoint, Inc. (a)	2,000	157,540
		2,277,944

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 73.1% (Continued)	Shares	Value
Industrials - 9.1%
Avery Dennison Corporation	18,000	$695,340
FedEx Corporation	6,400	607,040
General Electric Company	17,000	320,620
Huntington Ingalls Industries, Inc. (b)	833	28,739
Ingersoll-Rand plc	13,000	590,330
Koninklijke Philips Electronics N.V. - ADR	20,383	523,435
Lockheed Martin Corporation	8,400	680,148
Masco Corporation	25,000	300,750
Northrop Grumman Corporation	5,000	346,750
		4,093,152
Information Technology - 14.1%
Cisco Systems, Inc.	54,000	842,940
Computer Sciences Corporation (a)	23,000	873,080
Dell, Inc. (b)	35,000	583,450
Flextronics International Ltd. (b)	85,000	545,700
Hewlett-Packard Company	27,000	982,800
International Business Machines Corporation (a)	6,000	1,029,300
Microsoft Corporation	21,000	546,000
Western Union Company (The) (a)	45,000	901,350
		6,304,620
Materials - 5.6%
E.I. du Pont de Nemours and Company (a)	18,000	972,900
Martin Marietta Materials, Inc.	5,000	399,850
Nucor Corporation	8,000	329,760
Sealed Air Corporation	34,000	808,860
		2,511,370
Utilities - 2.3%
American Electric Power Company, Inc.	14,000	527,520
Duke Energy Corporation	26,000	489,580
		1,017,100

Total Common Stocks (Cost $25,380,940)		$32,706,359

PREFERRED STOCKS - 1.3%	Shares	Value
BB&T Capital Trust VII (Cost $550,000)	22,000	$575,960

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 15.9%	Par Value	Value
Consumer Discretionary - 1.7%
Anheuser-Busch InBev SA/NV, 3.00%, due 10/15/2012	$750,000	$770,087

Consumer Staples - 1.7%
Kraft Foods, Inc., 5.625%, due 11/01/2011	750,000	762,004

Financials - 5.3%
American Express Company, 4.875%, due 07/15/2013	750,000	797,431
Berkley (W.R.) Corporation, 5.60%, due 05/15/2015	750,000	801,680
Prudential Financial, Inc., 5.80%, due 06/15/2012	750,000	783,947
		2,383,058
Industrials - 3.6%
Donnelly (R.R.) & Sons Company, 4.95%, due 04/01/2014	750,000	762,602
Eaton Corporation, 5.95%, due 03/20/2014	750,000	842,328
		1,604,930
Information Technology - 1.9%
Analog Devices, Inc., 5.00%, due 07/01/2014	750,000	826,074

Utilities - 1.7%
SBC Communications, Inc., 5.875%, due 02/01/2012	750,000	772,565

Total Corporate Bonds (Cost $6,859,334)		$7,118,718

MONEY MARKET FUNDS - 4.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c) (Cost $2,164,035)	2,164,035	$2,164,035

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

REPURCHASE AGREEMENTS - 4.9%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 06/30/2011, due 07/01/2011, repurchase proceeds: $2,192,820 (Cost $2,192,819) (d)	$2,192,819	$2,192,819

Total Investments at Value - 100.0% (Cost $37,147,128)		$44,757,891

Liabilities in Excess of Other Assets - (0.0%)		(20,849)

Net Assets - 100.0%		$44,737,042

ADR	- American Depositary Receipt.

(a)	Security covers a written call option.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.
(d)	Repurchase agreement is fully collateralized by $2,087,770 FGCI #G11649, 4.50%, due 02/01/2020. The aggregate market value of the collateral at June 30, 2011 was $2,236,886.

See accompanying notes to Schedules of Investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2011 (Unaudited)

COVERED CALL OPTIONS	Option Contracts	Value of Options	Premiums Received
Computer Sciences Corporation,
01/21/2012 at $60	50	$1,250	$18,349
ConocoPhillips,
01/21/2012 at $85	40	6,160	17,279
Devon Energy Corporation,
01/21/2012 at $100	20	1,620	9,240
E.I. du Pont de Nemours and Company,
01/21/2012 at $55	90	28,800	30,448
H&R Block, Inc.,
10/22/2011 at $17	150	13,500	22,047
International Business Machines Corporation,
01/21/2012 at $175	20	14,800	12,639
International Business Machines Corporation,
01/21/2012 at $180	20	10,700	12,139
Travelers Companies, Inc. (The),
07/16/2011 at $60	50	1,000	11,849
Travelers Companies, Inc. (The),
01/21/2012 at $65	50	4,500	15,349
WellPoint, Inc.,
09/17/2011 at $70	20	19,800	8,140
Western Union Company (The),
08/20/2011 at $22	150	1,500	16,142
		$103,630	$173,621

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2011 (Unaudited)

1.   Securities Valuation

Portfolio securities of FBP Value Fund and FBP Balanced Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2011 by security type:

FBP Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$24,638,431	$-	$-	$24,638,431
Money Market Funds	1,060,136	-	-	1,060,136
Covered Call Options	(43,670)	-	-	(43,670)
Total	$25,654,897	$-	$-	$25,654,897

FBP Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$32,706,359	$-	$-	$32,706,359
Preferred Stocks	575,960	-	-	575,960
Corporate Bonds	-	7,118,718	-	7,118,718
Money Market Funds	2,164,035	-	-	2,164,035
Repurchase Agreements	-	2,192,819	-	2,192,819
Covered Call Options	(103,630)	-	-	(103,630)
Total	$35,342,724	$9,311,537	$-	$44,654,261

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended June 30, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities held in the Funds as of or during the quarter ended June 30, 2011.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2011:

	FBP Value Fund	FBP Balanced Fund
Tax cost of portfolio investments	$22,104,575	$36,973,507

Gross unrealized appreciation	$5,521,253	$9,682,113
Gross unrealized depreciation	(1,970,931)	(2,001,359)

Net unrealized appreciation	$3,550,322	$7,680,754

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

COMMON STOCKS - 82.0%	Shares	Value
Consumer Discretionary - 6.2%
Darden Restaurants, Inc.	5,000	$248,800
Ford Motor Company (a)	5,000	68,950
Home Depot, Inc. (The)	17,500	633,850
ITT Educational Services, Inc. (a)	1,600	125,184
Johnson Controls, Inc.	13,600	566,576
McDonald's Corporation	5,500	463,760
NIKE, Inc. - Class B	7,525	677,100
Urban Outfitters, Inc. (a)	6,000	168,900
Walt Disney Company (The)	30,000	1,171,200
		4,124,320
Consumer Staples - 8.7%
Altria Group, Inc.	33,000	871,530
Coca-Cola Company (The)	6,500	437,385
Kraft Foods, Inc. - Class A	22,836	804,512
McCormick & Company, Inc. - Non-Voting Shares	7,000	346,990
Mead Johnson Nutrition Company	12,000	810,600
Philip Morris International, Inc.	28,000	1,869,560
Procter & Gamble Company (The)	10,000	635,700
		5,776,277
Energy - 8.7%
Apache Corporation	5,089	627,932
Chesapeake Energy Corporation	3,500	103,915
Chevron Corporation	14,000	1,439,760
ConocoPhillips	18,500	1,391,015
Ensco plc - ADR	12,000	639,600
Murphy Oil Corporation	5,000	328,300
Pioneer Natural Resources Company	5,000	447,850
Plains Exploration & Production Company (a)	9,000	343,080
TransCanada Corporation	11,000	482,240
		5,803,692
Financials - 7.3%
Aegon N.V. - ARS (a)	30,900	210,120
Aflac, Inc.	15,538	725,314
American Capital Ltd. (a)	9,990	99,201
Brookfield Asset Management, Inc. - Class A	19,000	630,230
Colonial Properties Trust	70,000	1,428,000
Hartford Financial Services Group, Inc.	15,000	395,550
JPMorgan Chase & Company	7,000	286,580

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.0% (Continued)	Shares	Value
Financials - 7.3% (Continued)
Plum Creek Timber Company, Inc.	5,000	$202,700
U.S. Bancorp	25,000	637,750
Willis Group Holdings plc	5,000	205,550
		4,820,995
Health Care - 11.4%
Abbott Laboratories	3,000	157,860
Alexion Pharmaceuticals, Inc. (a)	16,000	752,480
Cardinal Health, Inc.	8,515	386,751
CareFusion Corporation (a)	6,000	163,020
Cerner Corporation (a)	15,000	916,650
Computer Programs & Systems, Inc.	9,100	577,668
Covidien plc	5,000	266,150
Elan Corporation plc - ADR (a)	20,000	227,400
Fresenius Medical Care AG & Company KGaA - ADR	6,000	448,200
Questcor Pharmaceuticals, Inc. (a)	20,000	482,000
Shire plc - ADR	7,000	659,470
Techne Corporation	10,000	833,700
Teva Pharmaceutical Industries Ltd. - ADR	8,000	385,760
Waters Corporation (a)	14,000	1,340,360
		7,597,469
Industrials - 13.0%
C.H. Robinson Worldwide, Inc.	3,000	236,520
Caterpillar, Inc.	14,950	1,591,577
Emerson Electric Company	20,000	1,125,000
General Dynamics Corporation	15,000	1,117,800
General Electric Company	20,000	377,200
Ingersoll-Rand plc	13,500	613,035
Manitowoc Company, Inc. (The)	14,000	235,760
Norfolk Southern Corporation	10,000	749,300
Quanta Services, Inc. (a)	20,000	404,000
Stericycle, Inc. (a)	8,000	712,960
United Technologies Corporation	16,500	1,460,415
		8,623,567
Information Technology - 16.4%
Accenture plc - Class A	9,500	573,990
Adobe Systems, Inc. (a)	25,000	786,250
ADTRAN, Inc.	15,000	580,650
Apple, Inc. (a)	6,500	2,181,855
Automatic Data Processing, Inc.	20,000	1,053,600

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.0% (Continued)	Shares	Value
Information Technology - 16.4% (Continued)
Broadridge Financial Solutions, Inc.	5,000	$120,350
Corning, Inc.	28,000	508,200
eBay, Inc. (a)	4,000	129,080
Google, Inc. - Class A (a)	500	253,190
Hewlett-Packard Company	20,000	728,000
International Business Machines Corporation	8,000	1,372,400
Lam Research Corporation (a)	3,000	132,840
MasterCard, Inc. - Class A	3,000	904,020
NetApp, Inc. (a)	13,000	686,140
Oracle Corporation	10,000	329,100
TE Connectivity Ltd.	7,000	257,320
Texas Instruments, Inc.	10,000	328,300
		10,925,285
Materials - 5.0%
Airgas, Inc.	3,000	210,120
Albemarle Corporation	9,500	657,400
Dow Chemical Company (The)	17,000	612,000
Freeport-McMoRan Copper & Gold, Inc.	9,932	525,403
Nucor Corporation	11,000	453,420
Praxair, Inc.	8,000	867,120
		3,325,463
Telecommunication Services - 1.1%
América Móvil S.A.B. de C.V. - Series L - ADR	6,000	323,280
NII Holdings, Inc. (a)	3,000	127,140
Telstra Corporation Ltd. - ADR	17,000	265,370
		715,790
Utilities - 4.2%
Duke Energy Corporation	65,980	1,242,403
FirstEnergy Corporation	21,000	927,150
Southern Company (The)	4,000	161,520
Wisconsin Energy Corporation	14,000	438,900
		2,769,973

Total Common Stocks (Cost $30,518,489)		$54,482,831

EXCHANGE-TRADED FUNDS - 13.0%	Shares	Value
iShares MSCI South Africa Index Fund	5,000	$355,350
iShares S&P MidCap 400 Index Fund	5,000	488,500
Market Vectors Agribusiness ETF	14,000	753,060

THE GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 13.0% (Continued)	Shares	Value
Market Vectors Coal ETF	20,000	$949,000
Market Vectors Gold Miners ETF	10,500	573,195
Market Vectors Steel ETF	8,000	552,800
ProShares Credit Suisse 130/30 ETF	17,000	1,032,580
Vanguard Emerging Markets ETF	40,000	1,944,800
Vanguard Mid-Cap ETF	24,600	1,978,332
Total Exchange-Traded Funds (Cost $5,871,858)		$8,627,617

EXCHANGE-TRADED NOTES - 1.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $1,021,048)	30,000	$1,113,900

WARRANTS - 0.0%	Shares	Value
American International Group, Inc., 01/19/2021 at $45 (a) (Cost $10,290)	800	$8,160

COMMERCIAL PAPER - 4.5%	Par Value	Value
U.S. Bank, N.A., discount, 0.01% (b), due 07/01/2011 (Cost $2,998,000)	$2,998,000	$2,998,000

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.02% (c) (Cost $840)	840	$840

Total Investments at Value - 101.2% (Cost $40,420,525)		$67,231,348

Liabilities in Excess of Other Assets - (1.2%)		(816,153)

Net Assets - 100.0%		$66,415,195

ADR	- American Depositary Receipt.
ARS	- American Registered Shares.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

COMMON STOCKS - 87.6%	Shares	Value
Consumer Discretionary - 14.2%
BorgWarner, Inc. (a)	2,550	$206,015
Buffalo Wild Wings, Inc. (a)	2,400	159,144
Chico's FAS, Inc.	7,100	108,133
Coach, Inc.	5,550	354,812
Darden Restaurants, Inc.	3,175	157,988
DeVry, Inc.	1,850	109,390
Dollar Tree, Inc. (a)	2,100	139,902
DreamWorks Animation SKG, Inc. - Class A (a)	2,300	46,230
Family Dollar Stores, Inc.	2,800	147,168
Gildan Activewear, Inc. - Class A	7,500	263,775
Guess?, Inc.	7,575	318,605
Hasbro, Inc.	2,525	110,923
ITT Educational Services, Inc. (a)	905	70,807
Jarden Corporation	5,650	194,982
John Wiley & Sons, Inc. - Class A	1,800	93,618
Liberty Global, Inc. - Class A (a)	4,475	201,554
Netflix, Inc. (a)	580	152,360
Nordstrom, Inc.	3,900	183,066
O'Reilly Automotive, Inc. (a)	5,050	330,825
Panera Bread Company - Class A (a)	1,100	138,226
PetSmart, Inc.	3,500	158,795
Phillips-Van Heusen Corporation	3,800	248,786
priceline.com, Inc. (a)	1,130	578,481
Ross Stores, Inc.	3,000	240,360
Service Corporation International	15,200	177,536
Tiffany & Company	3,175	249,301
True Religion Apparel, Inc. (a)	8,250	239,910
Urban Outfitters, Inc. (a)	5,600	157,640
Vail Resorts, Inc.	2,700	124,794
VF Corporation	1,175	127,558
		5,790,684
Consumer Staples - 3.1%
Church & Dwight Company, Inc.	10,800	437,832
Hormel Foods Corporation	12,000	357,720
J.M. Smucker Company (The)	4,700	359,268
Mead Johnson Nutrition Company	1,000	67,550
Tyson Foods, Inc. - Class A	2,000	38,840
		1,261,210

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Energy - 6.9%
Cameron International Corporation (a)	6,610	$332,417
Cimarex Energy Company	2,750	247,280
FMC Technologies, Inc. (a)	8,060	361,007
Murphy Oil Corporation	3,740	245,568
Newfield Exploration Company (a)	2,800	190,456
Noble Corporation	5,360	211,238
Overseas Shipholding Group, Inc.	3,600	96,984
Peabody Energy Corporation	4,800	282,768
Pioneer Natural Resources Company	2,680	240,048
Range Resources Corporation	3,500	194,250
Schlumberger Ltd.	3,134	270,778
Valero Energy Corporation	4,950	126,571
		2,799,365
Financials - 12.8%
Alleghany Corporation (a)	765	254,829
American Financial Group, Inc.	8,400	299,796
Annaly Capital Management, Inc.	8,500	153,340
Arch Capital Group Ltd. (a)	7,950	253,764
Arthur J. Gallagher & Company	6,750	192,645
Axis Capital Holdings Ltd.	5,000	154,800
Bank of Hawaii Corporation	6,000	279,120
Berkley (W.R.) Corporation	10,050	326,022
Cullen/Frost Bankers, Inc.	5,600	318,360
Eaton Vance Corporation	10,250	309,857
Hudson City Bancorp, Inc.	13,000	106,470
IntercontinentalExchange, Inc. (a)	1,850	230,714
Jones Lang LaSalle, Inc.	2,800	264,040
Legg Mason, Inc.	3,780	123,833
Liberty Property Trust	4,600	149,868
New York Community Bancorp, Inc.	10,270	153,947
Old Republic International Corporation	16,400	192,700
Potlatch Corporation	6,941	244,809
Rayonier, Inc.	7,000	457,450
SEI Investments Company	10,000	225,100
St. Joe Company (The) (a)	7,000	145,880
Unitrin, Inc.	6,200	183,954
Westamerica Bancorporation	3,300	162,525
		5,183,823
Health Care - 11.9%
Alexion Pharmaceuticals, Inc. (a)	1,600	75,248

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Health Care - 11.9% (Continued)
Almost Family, Inc. (a)	1,000	$27,400
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	298,400
C.R. Bard, Inc.	1,000	109,860
Cantel Medical Corporation	2,000	53,820
Cephalon, Inc. (a)	2,000	159,800
Cerner Corporation (a)	12,000	733,320
Charles River Laboratories International, Inc. (a)	3,000	121,950
Computer Programs & Systems, Inc.	1,800	114,264
Covance, Inc. (a)	4,000	237,480
Covidien plc	1,500	79,845
Edwards Lifesciences Corporation (a)	5,000	435,900
Ensign Group, Inc. (The)	3,000	91,170
Fresenius Medical Care AG & Company KGaA - ADR	4,000	298,800
Gilead Sciences, Inc. (a)	150	6,212
Hanger Orthopedic Group, Inc. (a)	4,000	97,880
HealthSpring, Inc. (a)	2,500	115,275
Henry Schein, Inc. (a)	2,000	143,180
Illumina, Inc. (a)	1,000	75,150
Intuitive Surgical, Inc. (a)	200	74,422
Life Technologies Corporation (a)	2,891	150,534
Myrexis, Inc. (a)	250	895
Myriad Genetics, Inc. (a)	1,000	22,710
PSS World Medical, Inc. (a)	2,000	56,020
Questcor Pharmaceuticals, Inc. (a)	3,000	72,300
ResMed, Inc. (a)	6,000	185,700
Shire plc - ADR	1,500	141,315
Techne Corporation	4,500	375,165
Teleflex, Inc.	3,000	183,180
Teva Pharmaceutical Industries Ltd. - ADR	2,163	104,300
Waters Corporation (a)	2,000	191,480
		4,832,975
Industrials - 14.9%
Alexander & Baldwin, Inc.	3,000	144,480
AMETEK, Inc.	11,250	505,125
C.H. Robinson Worldwide, Inc.	5,000	394,200
Deluxe Corporation	5,000	123,550
Donaldson Company, Inc.	6,000	364,080
Expeditors International of Washington, Inc.	6,000	307,140
Fastenal Company	12,000	431,880

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Industrials - 14.9% (Continued)
Goodrich Corporation	3,500	$334,250
Graco, Inc.	6,000	303,960
Jacobs Engineering Group, Inc. (a)	4,475	193,544
Joy Global, Inc.	2,000	190,480
L-3 Communications Holdings, Inc.	3,000	262,350
Manpower, Inc.	4,000	214,600
MSC Industrial Direct Company, Inc. - Class A	5,000	331,550
Oshkosh Corporation (a)	5,000	144,700
Snap-on, Inc.	4,075	254,606
SPX Corporation	5,000	413,300
Stericycle, Inc. (a)	7,500	668,400
Timken Company	4,000	201,600
Waste Connections, Inc.	6,000	190,380
WESCO International, Inc. (a)	1,850	100,066
		6,074,241
Information Technology - 13.7%
Activision Blizzard, Inc.	16,000	186,880
ADTRAN, Inc.	6,000	232,260
Advent Software, Inc. (a)	8,000	225,360
Alliance Data Systems Corporation (a)	5,000	470,350
Arrow Electronics, Inc. (a)	8,600	356,900
Cognizant Technology Solutions Corporation - Class A (a)	6,000	440,040
Cree, Inc. (a)	4,820	161,904
DST Systems, Inc.	4,000	211,200
Harris Corporation	6,000	270,360
IAC/InterActiveCorporation (a)	3,000	114,510
Integrated Device Technology, Inc. (a)	10,000	78,600
Jack Henry & Associates, Inc.	9,000	270,090
Lam Research Corporation (a)	6,000	265,680
Linear Technology Corporation	6,000	198,120
Microchip Technology, Inc.	5,000	189,550
National Instruments Corporation	12,000	356,280
NetApp, Inc. (a)	5,000	263,900
OpenTable, Inc. (a)	400	33,248
Plantronics, Inc.	900	32,877
Polycom, Inc. (a)	4,000	257,200
Rovi Corporation (a)	6,000	344,160
SanDisk Corporation (a)	5,000	207,500
Xilinx, Inc.	7,000	255,290

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 87.6% (Continued)	Shares	Value
Information Technology - 13.7% (Continued)
Zebra Technologies Corporation - Class A (a)	3,000	$126,510
		5,548,769
Materials - 5.8%
Airgas, Inc.	4,000	280,160
Albemarle Corporation	8,000	553,600
Ashland, Inc.	3,000	193,860
Cabot Corporation	4,000	159,480
Martin Marietta Materials, Inc.	2,500	199,925
Packaging Corporation of America	5,000	139,950
Scotts Miracle-Gro Company (The) - Class A	4,000	205,240
Sonoco Products Company	5,000	177,700
Steel Dynamics, Inc.	12,000	195,000
Valspar Corporation (The)	7,000	252,420
		2,357,335
Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	1,000	31,080

Utilities - 4.2%
AGL Resources, Inc.	8,400	341,964
Great Plains Energy, Inc.	9,050	187,606
ONEOK, Inc.	5,750	425,558
Pepco Holdings, Inc.	7,900	155,077
SCANA Corporation	7,530	296,456
Vectren Corporation	10,600	295,316
		1,701,977

Total Common Stocks (Cost $22,117,634)		$35,581,459

EXCHANGE-TRADED FUNDS - 9.9%	Shares	Value
First Trust NYSE Arca Biotechnology Index Fund (a)	8,000	$350,720
iShares Dow Jones U.S. Home Construction Index Fund	3,600	45,720
iShares Nasdaq Biotechnology Index Fund	2,000	213,320
iShares Russell 2000 Index Fund	15,000	1,242,000
iShares S&P MidCap 400 Index Fund	17,000	1,660,900
SPDR S&P Midcap 400 ETF Trust	2,875	510,025
Total Exchange-Traded Funds (Cost $3,041,176)		$4,022,685

THE GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED NOTES - 0.7%	Shares	Value
JPMorgan Alerian MLP Index ETN (Cost $252,899)	8,000	$297,040

COMMERCIAL PAPER - 1.2%	Par Value	Value
U.S. Bank, N.A., discount, 0.01% (b), due 07/01/2011 (Cost $493,000)	$493,000	$493,000

MONEY MARKET FUNDS - 0.0%	Shares	Value
AIM STIT - STIC Prime Portfolio - Institutional Class, 0.02% (c) (Cost $181)	181	$181

Total Investments at Value - 99.4% (Cost $25,904,890)		$40,394,365

Other Assets in Excess of Liabilities - 0.6%		225,232

Net Assets - 100.0%		$40,619,597

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.4%	Par Value	Value
Alabama Drinking Water Financing Auth., Rev.,
4.00%, due 08/15/2014	$250,000	$263,498
5.00%, due 08/15/2018	400,000	429,252
Alabama Special Care Facilities Financing Auth., Birmingham, Rev.,
5.375%, due 11/01/2012, ETM	400,000	401,592
Alabama State Federal Highway Financing Auth., Rev.,
5.00%, due 03/01/2016	300,000	308,289
Alabama State Public School & College Auth., Capital Improvements, Rev.,
5.00%, due 12/01/2011	350,000	356,860
5.00%, due 12/01/2017	300,000	351,321
Alabama State Public School & College Auth., Capital Improvements, Series A, Rev.,
4.00%, due 02/17/2017	250,000	272,607
Alabama State, GO,
5.00%, due 09/01/2015	300,000	302,181
5.00%, due 02/01/2016	575,000	646,139
5.00%, due 09/01/2016	300,000	302,145
5.00%, due 09/01/2017	300,000	319,989
Alabama Water Pollution Control Auth., Rev.,
5.375%, due 08/15/2014	225,000	229,302
Anniston, AL, Waterworks & Sewer Board, Water & Sewer, Rev.,
3.50%, due 06/01/2016	500,000	534,775
Athens, AL, Warrants,
4.00%, due 09/01/2018	300,000	331,497
Auburn University, AL, General Fee Rev.,
5.25%, due 06/01/2015	400,000	415,180
Auburn, AL, GO, Warrants,
5.00%, due 08/01/2012	225,000	236,288
Auburn, AL, School, Series A, GO, Warrants,
5.00%, due 08/01/2018	500,000	584,380
Auburn, AL, Waterworks Board, Rev.,
5.00%, due 07/01/2015	335,000	338,394
Baldwin Co., AL, GO, Warrants,
5.00%, due 02/01/2015	200,000	219,454

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.4% (Continued)	Par Value	Value
Baldwin Co., AL, Series A, GO, Warrants,
5.00%, due 02/01/2017	$320,000	$373,130
Calhoun Co., AL, Gas Tax Anticipation, Series A, Rev., Warrants,
4.00%, due 03/01/2016	445,000	485,041
Chelsea, AL, GO,
4.00%, due 05/01/2015	260,000	282,183
Enterprise, AL, GO, School Warrants,
4.00%, due 02/01/2016	400,000	442,656
Florence, AL, Electric Rev., Warrants,
3.10%, due 06/01/2015	300,000	314,658
3.50%, due 06/01/2017	515,000	546,636
Foley, AL, GO, Warrants,
4.00%, due 01/01/2015	315,000	343,467
Foley, AL, Utilities Board, Utilities Rev.,
4.00%, due 11/01/2018	710,000	784,018
4.50%, due 11/01/2019	250,000	265,770
Homewood, AL, GO, Warrants,
5.00%, due 09/01/2014,
Prerefunded 09/01/2011 @ 101	500,000	509,050
5.00%, due 09/01/2015	250,000	286,825
Hoover, AL, Special Tax Rev., Warrants,
5.00%, due 02/15/2015,
Prerefunded 02/15/2012 @ 100	370,000	380,978
Houston Co., AL, Board of Education, GO, Capital Outlay Warrants,
4.00%, due 12/01/2013	545,000	583,848
Houston Co., AL, GO,
4.75%, due 10/15/2016	500,000	542,030
Huntsville, AL, Capital Improvements, Series C, GO, Warrants,
5.00%, due 11/01/2017	300,000	325,353
Huntsville, AL, Electric Systems, Rev.,
4.00%, due 12/01/2013	300,000	323,619
Huntsville, AL, GO,
5.00%, due 08/01/2011	500,000	502,055
4.00%, due 09/01/2018	500,000	561,605
5.125%, due 05/01/2020,
Prerefunded 05/01/2012 @ 102	300,000	318,153

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.4% (Continued)	Par Value	Value
Huntsville, AL, GO, Refunding and Capital Improvement Warrants,
4.00%, due 09/01/2016	$500,000	$563,540
Macon Co., AL, GO, Warrants,
4.25%, due 10/01/2027,
Prerefunded 10/01/2017 @ 100	200,000	232,512
Mobile Co., AL, GO,
5.25%, due 08/01/2015	400,000	447,096
Mobile, AL, GO,
4.50%, due 08/01/2013	100,000	107,988
4.75%, due 02/15/2014	400,000	409,200
5.50%, due 08/15/2015,
Prerefunded 08/15/2011 @ 102	500,000	513,265
5.20%, due 08/15/2018,
Prerefunded 08/15/2011 @ 102	725,000	743,966
Mobile, AL, Water & Sewer, Rev.,
5.25%, due 01/01/2012	205,000	209,842
5.25%, due 01/01/2014,
Prerefunded 01/01/2012 @ 100	300,000	307,518
5.25%, due 01/01/2020,
Prerefunded 01/01/2012 @ 100	400,000	410,024
Montgomery, AL, GO,
3.00%, due 11/01/2014	500,000	528,295
Montgomery, AL, Waterworks & Sanitation, Rev.,
5.25%, due 09/01/2011	350,000	352,985
5.00%, due 09/01/2017	250,000	291,425
Oxford, AL, Waterworks & Sewer Board, Rev.,
3.00%, due 12/01/2011	415,000	418,532
Prattville, AL, Waterworks Board, Rev.,
3.00%, due 08/01/2017	290,000	301,481
Sheffield, AL, Electric Rev.,
4.00%, due 07/01/2017	600,000	653,544
Smiths, AL, Water & Sewer Auth., Rev.,
4.00%, due 06/01/2013	200,000	210,168
St. Clair Co., AL, GO,
4.00%, due 08/01/2013	145,000	154,206
4.00%, due 08/01/2014	205,000	222,441

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO) BONDS - 98.4% (Continued)	Par Value	Value
Sumter Co., AL, School Rev., Warrants,
4.50%, due 02/01/2031,
Prerefunded 02/01/2016 @ 100	$500,000	$574,395
Tuscaloosa, AL, Public Building Auth., Student Housing Rev.,
4.00%, due 07/01/2013	350,000	369,085
University of Alabama, AL, Birmingham, Series A, Hospital Rev.,
5.00%, due 09/01/2011	100,000	100,733
5.00%, due 09/01/2012	180,000	187,398
University of Alabama, AL, General Fee Rev.,
4.10%, due 12/01/2013	240,000	247,855
University of Alabama, AL, Rev.,
4.00%, due 10/01/2014	500,000	545,950
University of Alabama, AL, Series A, Rev.,
3.00%, due 07/01/2016	340,000	363,814
5.00%, due 07/01/2017	245,000	285,942
Vestavia Hills, AL, Series A, GO, Warrants,
5.00%, due 02/01/2012	565,000	578,503
3.00%, due 02/01/2018	240,000	249,449
Wetumpka, AL, Waterworks & Sewer, Rev.,
4.00%, due 03/01/2018	320,000	339,008

Total Alabama Fixed Rate Revenue and General Obligation (GO) Bonds (Cost $25,150,025)		$25,934,378

THE ALABAMA TAX FREE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.4%	Shares	Value
Alpine Municipal Money Market Fund - Class I, 0.19% (a) (Cost $96,741)	96,741	$96,741

Total Investments at Value - 98.8% (Cost $25,246,766)		$26,031,119

Other Assets in Excess of Liabilities - 1.2%		329,507

Net Assets - 100.0%		$26,360,626

ETM	- Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2011 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund (the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using procedures established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2011, by security type:

	Level 1	Level 2	Level 3	Total
The Government Street Equity Fund:
Common Stocks	$54,482,831	$-	$-	$54,482,831
Exchange-Traded Funds	8,627,617	-	-	8,627,617
Exchange-Traded Notes	1,113,900	-	-	1,113,900
Commercial Paper	-	2,998,000	-	2,998,000
Warrants	8,160	-	-	8,160
Money Market Funds	840	-	-	840
Total	$64,233,348	$2,998,000	$-	$67,231,348

The Government Street Mid-Cap Fund:
Common Stocks	$35,581,459	$-	$-	$35,581,459
Exchange-Traded Funds	4,022,685	-	-	4,022,685
Exchange-Traded Notes	297,040	-	-	297,040
Commercial Paper	-	493,000	-	493,000
Money Market Funds	181	-	-	181
Total	$39,901,365	$493,000	$-	$40,394,365

The Alabama Tax Free Bond Fund:
Municipal Bonds	$-	$25,934,378	$-	$25,934,378
Money Market Funds	96,741	-	-	96,741
Total	$96,741	$25,934,378	$-	$26,031,119

Refer to The Government Street Equity Fund’s and The Government Street Mid-Cap Fund’s Schedule of Investments for a listing of the common stocks valued using Level 1 inputs by sector type.  During the quarter ended June 30, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of June 30, 2011.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2011:

	The Government Street Equity Fund	The Government Street Mid-Cap Fund	The Alabama Tax Free Bond Fund
Tax cost of portfolio investments	$40,436,888	$25,904,890	$25,269,793

Gross unrealized appreciation	$27,694,654	$15,116,989	$787,556
Gross unrealized depreciation	(900,194)	(627,514)	(26,230)

Net unrealized appreciation	$26,794,460	$14,489,475	$761,326

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Government Street Equity Fund and The Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

COMMON STOCKS - 72.3%	Shares	Value
Consumer Discretionary - 9.0%
Comcast Corporation - Class A	11,900	$301,546
Dollar Tree, Inc. (a)	3,200	213,184
Ford Motor Company (a)	18,000	248,220
McDonald's Corporation	3,500	295,120
TJX Companies, Inc. (The)	4,300	225,879
Viacom, Inc. - Class B	6,600	336,600
Yum! Brands, Inc.	4,000	220,960
		1,841,509
Consumer Staples - 6.1%
CVS Caremark Corporation	8,000	300,640
Kimberly-Clark Corporation	3,700	246,272
PepsiCo, Inc.	5,000	352,150
Wal-Mart Stores, Inc.	6,500	345,410
		1,244,472
Energy - 11.4%
Apache Corporation	2,700	333,153
Chevron Corporation	3,100	318,804
ConocoPhillips	4,500	338,355
Exxon Mobil Corporation	2,000	162,760
Hess Corporation	4,200	313,992
Marathon Oil Corporation	6,200	326,616
Noble Corporation (a)	7,800	307,398
Transocean Ltd.	3,400	219,504
		2,320,582
Financials - 9.8%
American Express Company	4,400	227,480
Ameriprise Financial, Inc.	4,900	282,632
Franklin Resources, Inc.	2,450	321,660
JPMorgan Chase & Company	6,900	282,486
MetLife, Inc.	6,700	293,929
PNC Financial Services Group, Inc.	4,800	286,128
Prudential Financial, Inc.	4,900	311,591
		2,005,906
Health Care - 9.1%
Abbott Laboratories	5,700	299,934
Aetna, Inc.	8,000	352,720
AmerisourceBergen Corporation	7,700	318,780
Medco Health Solutions, Inc. (a)	5,100	288,252
Teva Pharmaceutical Industries Ltd. - ADR	5,600	270,032

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 72.3% (Continued)	Shares	Value
Health Care - 9.1% (Continued)
Thermo Fisher Scientific, Inc. (a)	5,000	$321,950
		1,851,668
Industrials - 10.4%
Dover Corporation	5,000	339,000
Eaton Corporation	3,000	154,350
General Dynamics Corporation	4,100	305,532
General Electric Company	16,500	311,190
Illinois Tool Works, Inc.	5,700	321,993
Norfolk Southern Corporation	4,600	344,678
United Technologies Corporation	3,800	336,338
		2,113,081
Information Technology - 15.0%
Apple, Inc. (a)	1,450	486,722
Cisco Systems, Inc.	15,600	243,516
EMC Corporation (a)	11,400	314,070
Google, Inc. - Class A (a)	575	291,169
Hewlett-Packard Company	8,300	302,120
Intel Corporation	13,500	299,160
International Business Machines Corporation	1,350	231,592
Microsoft Corporation	11,500	299,000
Oracle Corporation	9,000	296,190
QUALCOMM, Inc.	5,200	295,308
		3,058,847
Materials - 1.5%
Eastman Chemical Company	3,100	316,417

Total Common Stocks (Cost $10,607,849)		$14,752,482

U.S. TREASURY OBLIGATIONS - 4.9%	Par Value	Value
U.S. Treasury Notes - 4.9%
4.25%, 11/15/2014	$350,000	$387,652
4.25%, 11/15/2017	400,000	448,375
2.625%, 08/15/2020	175,000	169,395
Total U.S. Treasury Obligations (Cost $930,066)		$1,005,422

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.8%
5.25%, due 04/18/2016 (Cost $492,110)	$500,000	$575,870

MUNICIPAL BONDS - 0.5%	Par Value	Value
Virginia - 0.5%
Virginia State, Build America Bonds, Taxable, General Obligation,
2.95%, due 06/01/2019 (Cost $99,922)	$100,000	$96,647

MORTGAGE-BACKED SECURITIES - 4.9%	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.5%
Pool #E90624, 6.00%, due 08/01/2017	$8,903	$9,712
Pool #A43942, 5.50%, due 03/01/2036	122,638	132,971
Pool #A97047, 4.50%, due 02/01/2041	148,516	153,654
		296,337
Federal National Mortgage Association - 3.3%
Pool #618465, 5.00%, due 12/01/2016	65,528	70,505
Pool #684231, 5.00%, due 01/01/2018	98,638	106,129
Pool #255455, 5.00%, due 10/01/2024	115,505	124,350
Pool #255702, 5.00%, due 05/01/2025	179,382	193,117
Pool #808413, 5.50%, due 01/01/2035	161,780	175,713
		669,814
Government National Mortgage Association - 0.1%
Pool #781344, 6.50%, due 10/15/2031	17,829	20,269

Total Mortgage-Backed Securities (Cost $923,210)		$986,420

CORPORATE BONDS - 13.9%	Par Value	Value
Consumer Discretionary - 0.5%
Anheuser-Busch Companies, Inc., 4.50%, due 04/01/2018	$100,000	$106,352

Consumer Staples - 1.9%
General Mills, Inc., 5.70%, due 02/15/2017	150,000	171,906

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 13.9% (Continued)	Par Value	Value
Consumer Staples - 1.9% (Continued)
PepsiCo, Inc., 4.65%, due 02/15/2013	$200,000	$212,530
		384,436
Energy - 0.5%
Shell International Finance B.V., 4.30%, due 09/22/2019	100,000	105,021

Financials - 5.6%
American Express Company, 4.875%, due 07/15/2013	150,000	159,486
BB&T Corporation, 6.50%, due 08/01/2011	325,000	326,374
JPMorgan Chase & Company, 3.40%, due 06/24/2015	110,000	112,931
Morgan Stanley, 5.30%, due 03/01/2013	250,000	264,327
Northern Trust Corporation, 4.625%, due 05/01/2014	150,000	163,809
PNC Funding Corporation, 5.125%, due 02/08/2020	110,000	117,777
		1,144,704
Health Care - 2.0%
Amgen, Inc., 5.85%, due 06/01/2017	150,000	173,693
GlaxoSmithKline plc, 5.65%, due 05/15/2018	200,000	228,127
		401,820
Industrials - 1.3%
United Technologies Corporation, 6.10%, due 05/15/2012	250,000	262,256

Materials - 0.1%
E.I. du Pont de Nemours and Company, 5.875%, due 01/15/2014	26,000	28,912

Telecommunication Services - 1.3%
AT&T, Inc., 4.95%, due 01/15/2013	250,000	265,006

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 13.9% (Continued)	Par Value	Value
Utilities - 0.7%
Virginia Electric & Power Company, 5.00%, due 06/30/2019	$125,000	$135,621

Total Corporate Bonds (Cost $2,725,005)		$2,834,128

MONEY MARKET FUNDS - 0.7%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.08% (b) (Cost $149,335)	149,335	$149,335

Total Investments at Value - 100.0% (Cost $15,927,497)		$20,400,304

Liabilities in Excess of Other Assets - (0.0%)		(498)

Net Assets - 100.0%		$20,399,806

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Consumer Discretionary - 12.1%
Comcast Corporation - Class A	22,200	$562,548
Dollar Tree, Inc. (a)	6,200	413,044
Ford Motor Company (a)	34,000	468,860
McDonald's Corporation	6,500	548,080
TJX Companies, Inc. (The)	8,200	430,746
Viacom, Inc. - Class B	12,000	612,000
Yum! Brands, Inc.	7,400	408,776
		3,444,054
Consumer Staples - 8.2%
CVS Caremark Corporation	14,800	556,184
Kimberly-Clark Corporation	6,800	452,608
PepsiCo, Inc.	9,500	669,085
Wal-Mart Stores, Inc.	12,000	637,680
		2,315,557
Energy - 15.3%
Apache Corporation	4,975	613,865
Chevron Corporation	6,000	617,040
ConocoPhillips	7,800	586,482
Exxon Mobil Corporation	3,700	301,106
Hess Corporation	8,000	598,080
Marathon Oil Corporation	11,500	605,820
Noble Corporation (a)	15,200	599,032
Transocean Ltd.	6,500	419,640
		4,341,065
Financials - 13.7%
American Express Company	10,600	548,020
Ameriprise Financial, Inc.	9,500	547,960
Franklin Resources, Inc.	4,250	557,982
JPMorgan Chase & Company	13,300	544,502
MetLife, Inc.	13,000	570,310
PNC Financial Services Group, Inc.	9,300	554,373
Prudential Financial, Inc.	9,000	572,310
		3,895,457
Health Care - 12.2%
Abbott Laboratories	11,000	578,820
Aetna, Inc.	14,700	648,123
AmerisourceBergen Corporation	14,000	579,600
Medco Health Solutions, Inc. (a)	9,300	525,636
Teva Pharmaceutical Industries Ltd. - ADR	10,800	520,776

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.9% (Continued)	Shares	Value
Health Care - 12.2% (Continued)
Thermo Fisher Scientific, Inc. (a)	9,350	$602,047
		3,455,002
Industrials - 13.8%
Dover Corporation	9,100	616,980
Eaton Corporation	5,800	298,410
General Dynamics Corporation	7,500	558,900
General Electric Company	31,500	594,090
Illinois Tool Works, Inc.	10,800	610,092
Norfolk Southern Corporation	8,200	614,426
United Technologies Corporation	6,900	610,719
		3,903,617
Information Technology - 20.4%
Apple, Inc. (a)	2,700	906,309
Cisco Systems, Inc.	30,000	468,300
EMC Corporation (a)	21,100	581,305
Google, Inc. - Class A (a)	1,100	557,018
Hewlett-Packard Company	15,400	560,560
Intel Corporation	25,800	571,728
International Business Machines Corporation	2,700	463,185
Microsoft Corporation	21,500	559,000
Oracle Corporation	17,000	559,470
QUALCOMM, Inc.	9,850	559,382
		5,786,257
Materials - 2.2%
Eastman Chemical Company	6,000	612,420

Total Common Stocks (Cost $20,535,377)		$27,753,429

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.08% (b) (Cost $79,450)	79,450	$79,450

Total Investments at Value - 98.2% (Cost $20,614,827)		$27,832,879

Other Assets in Excess of Liabilities - 1.8%		512,348

Net Assets - 100.0%		$28,345,227

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
June 30, 2011 (Unaudited)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.9%	Par Value	Value
Arlington Co., Virginia, GO,
4.10%, due 11/01/2018	$500,000	$532,730
Capital Region Airport Commission, Virginia, Airport Revenue,
4.50%, due 07/01/2016	520,000	584,496
Chesterfield Co., Virginia, GO,
5.00%, due 01/01/2020	700,000	792,911
Fairfax Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 06/01/2018	1,000,000	1,079,140
Fairfax Co., Virginia, Industrial Dev. Authority, Revenue,
5.00%, due 05/15/2022	750,000	823,192
Fauquier Co., Virginia, GO,
5.00%, due 07/01/2017	500,000	578,320
Hampton Roads Sanitation District, Virginia, Wastewater, Revenue,
5.00%, due 04/01/2022	400,000	448,112
Hampton, Virginia, GO,
5.00%, due 04/01/2020,
prerefunded 04/01/2015 @ 100	500,000	575,875
Henrico Co., Virginia, Public Improvement, Series A, GO,
5.00%, due 12/01/2015	250,000	292,192
Henrico Co., Virginia, Water & Sewer, Revenue,
5.00%, due 05/01/2020	350,000	410,113
5.00%, due 05/01/2022	430,000	492,453
James City, Virginia, School District, GO,
5.00%, due 12/15/2018	500,000	574,820
James City, Virginia, Service Authority, Water & Sewer, Revenue,
5.125%, due 01/15/2017	1,000,000	1,060,560
Leesburg, Virginia, GO,
5.00%, due 09/15/2016	500,000	588,530
Loudoun Co., Virginia, Industrial Dev. Authority, Public Facility Lease, Revenue,
5.00%, due 03/01/2019,
prerefunded 03/01/2013 @ 100	215,000	231,400
5.00%, due 03/01/2019	785,000	829,102
Lynchburg, Virginia, GO,
5.00%, due 06/01/2015	500,000	574,350

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.9% (Continued)	Par Value	Value
Lynchburg, Virginia, Public Improvement, Series A, GO,
5.00%, due 08/01/2019	$625,000	$741,706
Manassas, Virginia, Public Improvement, Series D, GO,
5.00%, due 07/01/2019	250,000	300,398
New Kent Co., Virginia, Economic Dev. Authority, Revenue,
5.00%, due 02/01/2019	500,000	557,165
Norfolk, Virginia, GO,
4.50%, due 06/01/2015	500,000	548,860
Norfolk, Virginia, Water, Revenue,
5.00%, due 11/01/2016	1,000,000	1,014,260
Portsmouth, Virginia, Series A, GO,
5.00%, due 04/01/2016	500,000	566,355
Portsmouth, Virginia, Series D, GO,
4.00%, due 12/01/2017	215,000	241,249
Prince William Co., Virginia, Lease Participation Certificates,
5.00%, due 10/01/2020	500,000	567,790
Richmond, Virginia, Metropolitan Authority, Revenue,
5.25%, due 07/15/2014	1,000,000	1,101,350
Southeastern Public Service Authority, Virginia, Revenue,
5.00%, due 07/01/2015, ETM	1,000,000	1,117,963
Spotsylvania Co., Virginia, GO,
5.00%, due 01/15/2016	500,000	545,010
Spotsylvania Co., Virginia, Water & Sewer, Revenue,
5.00%, due 06/01/2026	500,000	514,315
Suffolk, Virginia, Public Improvement, Series A, GO,
4.00%, due 08/01/2018	250,000	279,530
University of Virginia, Revenue,
5.00%, due 06/01/2013	585,000	636,082
Upper Occoquan, Virginia, Sewer Authority, Revenue,
5.15%, due 07/01/2020	250,000	293,078
Virginia Beach, Virginia, Public Improvement, GO,
5.00%, due 06/01/2021	250,000	301,505

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.9% (Continued)	Par Value	Value
Virginia Biotechnology Research Partnership Authority, Lease Revenue,
5.00%, due 09/01/2020	$500,000	$585,570
Virginia College Building Authority, Educational Facilities, Revenue,
5.00%, due 02/01/2017,
prerefunded 02/01/2014 @ 100	500,000	556,370
5.00%, due 04/01/2017	500,000	551,190
5.00%, due 03/01/2019	250,000	289,002
Virginia Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Note, Revenue,
5.00%, due 09/28/2015	500,000	579,870
Virginia Polytechnic Institute & State University, Revenue,
5.00%, due 06/01/2016	500,000	555,760
Virginia Small Business Financing Authority, Healthcare Facilities Revenue,
5.00%, due 11/01/2017	250,000	287,195
Virginia State Public Building Authority, Public Facilities, Series D, Revenue,
5.00%, due 08/01/2016	1,000,000	1,115,550
Virginia State Public Building Authority, Revenue,
5.00%, due 08/01/2012	635,000	667,823
Virginia State Public School Authority, Series A, Revenue,
5.00%, due 08/01/2020	585,000	649,988
Virginia State Public School Authority, Series B, Revenue,
4.00%, due 08/01/2014	400,000	439,132
Virginia State Public School Authority, Series B-1, Revenue,
5.00%, due 08/01/2018	500,000	593,515
Virginia State Resources Authority, Clean Water, Revenue,
5.00%, due 10/01/2021	500,000	579,855
Virginia State Resources Authority, Infrastructure, Series B, Revenue,
5.00%, due 11/01/2024	500,000	554,855

THE JAMESTOWN TAX EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (Continued)

VIRGINIA REVENUE AND GENERAL OBLIGATION (GO) BONDS - 94.9% (Continued)	Par Value	Value
Virginia State, Series B, GO,
5.00%, due 06/01/2012	$500,000	$521,995
5.00%, due 06/01/2017	250,000	296,842

Total Virginia Revenue and General Obligation (GO) Bonds (Cost $26,961,385)		$28,619,424

WASHINGTON, D.C. REVENUE BONDS - 1.8%	Par Value	Value
Metropolitan Washington Airports Authority, Series C, Revenue,
5.00%, due 10/01/2022 (Cost $509,027)	$500,000	$541,980

EXCHANGE-TRADED FUNDS - 0.8%	Shares	Value
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (Cost $241,000)	10,000	$242,400

MONEY MARKET FUNDS - 1.4%	Shares	Value
Fidelity Tax Exempt Portfolio - Class I, 0.01% (a) (Cost $413,349)	413,349	$413,349

Total Investments at Value - 98.9% (Cost $28,124,761)		$29,817,153

Other Assets in Excess of Liabilities - 1.1%		346,587

Net Assets - 100.0%		$30,163,740

ETM	- Escrowed to Maturity.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of June 30, 2011.

See accompanying notes to Schedules of Investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2011 (Unaudited)

1.  Securities Valuation

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund and The Jamestown Tax Exempt Virginia Fund (individually, a “Fund,” and, collectively, the “Funds”) are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time).  Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market.  Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service.  The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities.  If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those established by and under the general supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2011, by security type:

	Level 1	Level 2	Level 3	Total
The Jamestown Balanced Fund:
Common Stocks	$14,752,482	$-	$-	$14,752,482
U.S. Treasury & Government Agency Obligations	-	1,581,292	-	1,581,292
Municipal Bonds	-	96,647	-	96,647
Mortgage-Backed Securities	-	986,420	-	986,420
Corporate Bonds	-	2,834,128	-	2,834,128
Money Market Funds	149,335	-	-	149,335
Total	$14,901,817	$5,498,487	$-	$20,400,304

The Jamestown Equity Fund:
Common Stocks	$27,753,429	$-	$-	$27,753,429
Money Market Funds	79,450	-	-	79,450
Total	$27,832,879	$-	$-	$27,832,879

The Jamestown Tax Exempt Virginia Fund:
Municipal Bonds	$-	$29,161,404	$-	$29,161,404
Exchange-Traded Funds	242,400	-	-	242,400
Money Market Funds	413,349	-	-	413,349
Total	$655,749	$29,161,404	$-	$29,817,153

Refer to The Jamestown Balanced Fund’s and The Jamestown Equity Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds valued using Level 1 and Level 2 inputs by sector type.  During the quarter ended June 30, 2011, the Funds did not have any significant transfers in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of June 30, 2011.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2011:

	The Jamestown Balanced Fund	The Jamestown Equity Fund	The Jamestown Tax Exempt Virginia Fund

Tax cost of portfolio investments	$15,945,330	$20,679,785	$28,124,761

Gross unrealized appreciation	$4,647,815	$7,510,376	$1,706,141
Gross unrealized depreciation	(192,841)	(357,282)	(13,749)

Net unrealized appreciation	$4,454,974	$7,153,094	$1,692,392

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for The Jamestown Balanced Fund and The Jamestown Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Williamsburg Investment Trust

By (Signature and Title)*		/s/ Tina H. Bloom
Tina H. Bloom, Secretary
Date	August 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John T. Bruce
John T. Bruce, President (FBP Value Fund and FBP Balanced Fund)

Date	August 18, 2011

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President (The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund)

Date	August 18, 2011

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President (The Jamestown Balanced Fund and The Jamestown Equity Fund)

Date	August 18, 2011

By (Signature and Title)*		/s/ Joseph A. Jennings III
Joseph A. Jennings III, President (The Jamestown Tax Exempt Virginia Fund)

Date	August 18, 2011

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President (The Davenport Core Fund, The Davenport Equity Opportunities Fund and The Davenport Value & Income Fund)

Date	August 18, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	August 18, 2011

* Print the name and title of each signing officer under his or her signature.